INVESTMENT IN AN AFFILIATED COMPANY (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Business Acquisition [Line Items]
Schedule of Summarized Balance Sheets Financial Information for Equity Method Investment

	December 31,
	2012	2011

Current assets	$31,090	$51,973
Long-term assets	9,742	10,080

Total assets	40,832	62,053

Current liabilities	31,476	38,432
Long-term liabilities	35,672	44,463

Total liabilities	$67,148	$82,895

Schedule of Summarized Statement of Operations Financial Information for Equity Method Investment

	Year ended December 31,
	2012	2011

Net sales	$21,579	$20,515

Gross profit	9,202	8,626

Income (loss) from continuing operations	(1,476)	630

Net loss	(12,979)	(94)

Loss attributable to common stockholders	$(13,271)	$(345)

Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution

	Year ended December 31,
	2012	2011

Share in income (loss) related to common stockholders	$(653)	$192
Share in income related to preferred stock	197	139
Impairment of in affiliated company	(3,300)	-
Gain from dilution of interests in affiliated company	-	240

	$(3,756)	$571